CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash	$ 78,371	493,256	388,795
Pledged bank deposits	3,154	19,852	4,718
Accounts receivable	1,254	7,881	6,805
Short-term investment	1,589	10,000
Prepaid rent	24,250	152,629	130,522
Other prepaid expenses and current assets	8,349	52,550	42,127
Hotel supplies	7,526	47,371	38,246
Deferred tax assets	3,152	19,842	23,001
Total current assets	127,645	803,381	634,214
Property and equipment, net	270,330	1,701,431	1,355,554
Rental deposits	11,100	69,861	53,718
Investment in and advances to an affiliate			1,588
Land use right	3,820	24,044	24,662
Intangible assets, net	4,834	30,426
Goodwill	9,698	61,041
Prepaid rent	11,665	73,419	20,630
Other non-current assets	79	500
Deferred tax assets	7,324	46,096	12,876
Total assets	446,495	2,810,199	2,103,242
Current liabilities:
Short-term bank loans	53,176	334,686
Accounts payable	39,656	249,592	233,770
Bills payable	2,544	16,009	11,692
Accrued expenses and other payables	66,463	418,308	281,050
Amount due to related parties	53	333
Income taxes payable	4,053	25,509	19,603
Total current liabilities	165,945	1,044,437	546,115
Borrowings from related parties	221	1,388	4,279
Accrued lease payments	32,748	206,113	153,206
Unfavorable lease contract liability	1,241	7,812
Refundable deposits	2,514	15,823	17,950
Deferred revenue	122	770	1,944
Deferred tax liabilities	725	4,565
Deferred rebate income	1,059	6,663	6,446
Income taxes payable	1,055	6,644
Total liabilities	205,630	1,294,215	729,940
Ordinary shares:
Par value: US$0.125; Authorized: 225,000,000 shares in 2010 and 2011; Issued and outstanding: 149,647,613 shares in 2010 and 149,931,935 shares in 2011	22,415	141,080	140,857
Additional paid-in capital	257,912	1,623,275	1,579,391
Accumulated other comprehensive income	52	330	15,649
Accumulated deficit	(37,869)	(238,348)	(367,234)
Total equity attributable to 7 Days Group Holdings Limited	242,510	1,526,337	1,368,663
Noncontrolling interests	(1,645)	(10,353)	4,639
Total equity	240,865	1,515,984	1,373,302
Commitments and contingencies
Total liabilities and equity	$ 446,495	2,810,199	2,103,242